Leases - Schedule of Operating and Finance Lease Payments Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
2025	$ 8,394
2026	6,377
2027	3,260
2028	1,538
2029	1,194
Thereafter	1,278
Total future minimum lease payments	22,041
Less: Amount of lease payments representing interest	(2,493)
Total operating lease liabilities	19,548	$ 4,424
Finance Lease
2025	12,502
2026	8,658
2027	2,342
2028	34
2029	1
Thereafter	1
Total future minimum lease payments	23,538
Less: Amount of lease payments representing interest	(2,312)
Total finance lease liabilities	$ 21,226	$ 3,391